Equity-Based Compensation - Performance Awards (Details) - Performance Shares - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shares
Beginning of Period (in shares)	1,548	1,247
Granted (in shares)	1,067	534
Forfeited (in shares)	(1)	0
Paid Out (in shares)	(457)	(233)
End of Period (in shares)	2,157	1,548
Weighted-Average Grant Date Fair Value
Beginning of Period (in USD per share)	$ 66.09	$ 60.37
Granted (in USD per share)	74.68	76.27
Forfeited (in USD per share)	101.26	0.00
Paid Out (in USD per share)	70.58	58.91
End of Period (in USD per share)	$ 69.36	$ 66.09